Employee Benefits - Summary of Employee Benefit Plans' Expenses (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	$ 82	$ 101	$ 163	$ 203
Net interest cost on net defined benefit liability	(3)	2	(6)	4
Defined benefit administrative expenses	2	3	5	5
Total expense	81	106	162	212
Principal non-pension post-retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	3	4	7	8
Net interest cost on net defined benefit liability	5	5	10	9
Total expense	8	9	17	17
Other pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	3	2	5	5
Net interest cost on net defined benefit liability	8	8	16	15
Past service cost (credit)	2		2	(3)
Defined benefit administrative expenses	1	1	3	2
Total expense	$ 14	$ 11	$ 26	$ 19